Summary of Significant Accounting Policies (Details 7) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets Acquired in Business Combinations
Estimated useful lives	10 years 2 months 12 days
Long Lived Assets
Impairment charges recorded on long lived assets	$ 0	$ 0	$ 0	$ 0
Goodwill
Impairment charges recorded on goodwill		$ 0	$ 0	$ 0
Trade names
Intangible Assets Acquired in Business Combinations
Estimated useful lives	14 years 9 months 18 days
Trade names | Minimum
Intangible Assets Acquired in Business Combinations
Estimated useful lives	1 year
Trade names | Maximum
Intangible Assets Acquired in Business Combinations
Estimated useful lives	15 years
Customer relationships
Intangible Assets Acquired in Business Combinations
Estimated useful lives	9 years
Customer relationships | Minimum
Intangible Assets Acquired in Business Combinations
Estimated useful lives	5 years
Customer relationships | Maximum
Intangible Assets Acquired in Business Combinations
Estimated useful lives	10 years
Technology
Intangible Assets Acquired in Business Combinations
Estimated useful lives	9 years 9 months 18 days
Technology | Minimum
Intangible Assets Acquired in Business Combinations
Estimated useful lives	3 years
Technology | Maximum
Intangible Assets Acquired in Business Combinations
Estimated useful lives	10 years